Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity File Number	001-39007
Entity Registrant Name	Borr Drilling Limited
Entity Central Index Key	0001715497
Amendment Flag	false
Document Fiscal Year Focus	2026
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31